Offsets	Dec. 16, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	DeFi Development Corp.
Form or Filing Type	S-1
File Number	333-290297
Initial Filing Date	Sep. 16, 2025
Fee Offset Claimed	$ 13,810.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	% Series C Cumulative Perpetual Preferred Stock, $0.00001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Termination / Withdrawal Statement	On September 16, 2025, the Registrant filed a registration statement on Form S-1 (Registration No. 333-290297), with an initial proposed maximum aggregate offering price of $100,000,000.00. In connection with the Form S-1 Registration Statement, the Registrant paid an aggregate filing fee of $15,310. No securities were sold under the Form S-1 Registration Statement. The Registrant hereby confirms that the Form S-1 Registration Statement has been withdrawn as of the date hereof.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	DeFi Development Corp.
Form or Filing Type	S-1
File Number	333-290297
Filing Date	Sep. 16, 2025
Fee Paid with Fee Offset Source	$ 15,310.00